Related Party Transactions - Schedule of Net Assets Recorded (Detail) - USD ($) $ in Thousands	Feb. 28, 2014	Oct. 01, 2013	Dec. 12, 2012
NGPCIF [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 2,274
Oil and natural gas properties, net	40,056
Accrued liabilities	(297)
Asset retirement obligations	(277)
Net assets	$ 41,756
REO Sponsorship [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents			$ 6,021
Accounts receivable			16,284
Short-term derivative instruments, net			2,926
Prepaid expenses and other current assets			4,521
Oil and natural gas properties, net			108,342
Restricted investments			68,009
Accounts payable			(9,092)
Accrued liabilities			(9,140)
Asset retirement obligations			(58,746)
Credit facilities			(28,500)
Deferred tax liability			(1,674)
Noncontrolling interest			(5,255)
Net assets			$ 93,696
Cinco Group Acquisition [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents		$ 2,820
Accounts receivable		5,184
Prepaid expenses and other current assets		1,454
Oil and natural gas properties, net		342,759
Long-term derivative instruments, net		(826)
Other long-term assets		344
Accounts payable		(2,346)
Revenue payable		(2,910)
Accrued liabilities		(1,799)
short-term derivative instruments, net		(1,828)
Asset retirement obligations		(9,606)
Credit facilities		(151,690)
Net assets		$ 181,556